Additional Information - Financial Statement Schedule I (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net loss	$ (72,025,935)	$ (266,555,392)	$ (37,820,093)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on repurchasing convertible senior notes	(282,625)	(5,091,424)	(2,341,290)
Loss on change in fair value of investment in securities			295,715
Share-based compensation	5,667,846	5,999,427	7,958,434
Amortization of convertible senior notes issuance costs			2,101,948
Changes in operating assets and liabilities:
Other noncurrent assets	(144,536)	(1,669,354)
Accrued expenses and other current liabilities	(1,238,302)	(44,652,036)	67,008,197
Net cash provided by (used in) operating activities	46,531,200	(178,198,886)	21,927,274
Investing activities:
Investment in subsidiaries, net of cash acquired	(3,135,773)	(6,893,519)	(3,910,984)
Net cash used in investing activities	(36,205,130)	(170,586,320)	(402,525,203)
Financing activities:
Proceeds from exercise of share options	922,556		156,048
Payments for repurchase of convertible senior notes	(26,292,375)	(39,082,576)	(7,582,710)
Redemption of convertible senior notes	(57,007,000)		(320,000)
Net cash provided by (used in) financing activities	(337,113,694)	342,265,775	443,446,573
Net change in cash and cash equivalents	(320,590,429)	(9,503,981)	64,032,387
Cash and cash equivalents at the beginning of the year	807,275,992	816,779,973	752,747,586
Cash and cash equivalents at the end of the year	486,685,563	807,275,992	816,779,973
Entities with net asset distribution restrictions
Operating activities:
Net loss	(72,025,935)	(266,555,392)	(37,820,093)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiaries	63,625,771	261,348,842	20,189,689
Gain on repurchasing convertible senior notes	(282,625)	(5,091,424)	(2,341,290)
Loss on change in fair value of investment in securities			295,715
Share-based compensation	5,667,846	5,999,427	7,958,434
Amortization of convertible senior notes issuance costs			2,101,948
Changes in operating assets and liabilities:
Other current assets	91	(6,605)	227,435
Other noncurrent assets			(80,317)
Accrued expenses and other current liabilities	(1,633,225)	(1,472,645)	3,383,014
Net cash provided by (used in) operating activities	(4,648,077)	(5,777,797)	(6,085,465)
Investing activities:
Investment in subsidiaries, net of cash acquired			(83,000,000)
Repayment of amounts due from group companies	83,833,829	7,395,837	40,752,493
Net cash used in investing activities	83,833,829	7,395,837	(42,247,507)
Financing activities:
Proceeds from exercise of share options	922,556		156,048
Payments for repurchase of convertible senior notes	(26,292,375)	(39,082,576)	(7,582,710)
Redemption of convertible senior notes	(57,007,000)		(320,000)
Net cash provided by (used in) financing activities	(82,376,819)	(39,082,576)	(7,746,662)
Net change in cash and cash equivalents	(3,191,067)	(37,464,536)	(56,079,634)
Cash and cash equivalents at the beginning of the year	5,739,486	43,204,022	99,283,656
Cash and cash equivalents at the end of the year	$ 2,548,419	$ 5,739,486	$ 43,204,022